ORDINARY SHARES AND STATUTORY RESERVE	12 Months Ended
Dec. 31, 2016
ORDINARY SHARES AND STATUTORY RESERVE [Abstract]
ORDINARY SHARES AND STATUTORY RESERVE
12	ORDINARY SHARES AND STATUTORY RESERVE

(a)	Ordinary shares

On October 8, 2003, Tarena International was established with authorized share capital of US$150 or 90,000,000 ordinary shares with a par value of US$0.001 (being retroactively adjusted to reflect the effect of the share split) and 60,000,000 preferred shares with a par value of US$0.001 (being retroactively adjusted to reflect the effect of the share split).

On December 16, 2008, the Board of Directors of Tarena International approved a 10:1 share split, which increased (i) the total number of authorized ordinary shares of 9,000,000, and issued and outstanding ordinary shares of 1,358,000 to 90,000,000 and 13,580,000 respectively; and (ii) the total number of authorized preferred shares of 6,000,000, and issued and outstanding preferred shares of 1,589,125 to 60,000,000 and 15,891,250 respectively. All applicable share and per share amounts in the accompanying consolidated financial statements have been retroactively adjusted to reflect the effect of the share split.

On April 9, 2013, IDG Technology Venture Investments, LP (“IDG”), the Series A convertible redeemable preferred shareholder, entered into a series of agreements with Mr. Han, Connion Capital Ltd. (“Connion”), a company incorporated in the Cayman Islands with limited liability and wholly owned by Mr. Han, Techedu Limited, a company incorporated in the British Virgin Islands (“BVI”) with limited liability and wholly owned by Mr. Han, and GF Tarena Limited, a third party company incorporated with limited liability under the law of the BVI, pursuant to which IDG sold 1,146,059 and 229,212 of its Series A convertible redeemable preferred shares to Techedu Limited and GF Tarena Limited for a consideration of RMB31,320 and RMB6,264, respectively, or RMB27.33 per share. At the same time, Connion sold 916,848 of its ordinary shares to GF Tarena Limited for a consideration of RMB25,056 or RMB27.33 per share. The 1,146,059 Series A convertible redeemable preferred shares purchased by Techedu Limited and 229,212 Series A convertible redeemable preferred shares purchased by GF Tarena Limited were converted to ordinary shares on December 10, 2013. To facilitate the purchase of the Series A convertible redeemable preferred shares, Techedu Limited borrowed a loan in the amount of RMB31,320 from GF Tarena Limited on April 9, 2013, with an annual interest rate of 19% for a period of 30 months.

On February 27, 2014, the Board of Directors of Tarena International approved the fifth amendment of the Memorandum and Articles of Association (the “Amended M&A”), pursuant to which the authorized share capital was amended to 1,000,000,000 ordinary shares at a par value of US$0.001 per share, of which 860,000,000 shares were designated as Class A ordinary shares, 40,000,000 as Class B ordinary shares and 100,000,000 shares were designated as Reserved Shares, each with such rights, preferences and privileges set forth in the Amended M&A. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof.

In the Amended M&A, the Board of Directors of Tarena International approved that the Company to adopt a dual class ordinary share structure immediately upon the completion of the IPO. Upon the completion of the IPO, the Group’s ordinary shares were divided into Class A ordinary shares and Class B ordinary shares. All of its issued and outstanding ordinary share prior to this offering were re-designated as Class B ordinary shares, all of its issued and outstanding preferred shares were automatically re-designated or converted into Class B ordinary shares on a one-for-one basis immediately upon the completion of the IPO and all of the issued and outstanding options, non-vested shares and non-vested share units granted by the Company pursuant to the 2008 Share Plan and the 2014 Share Incentive Plan were re-designated as options in Class A shares, non-vested Class A ordinary shares, non-vested Class A ordinary share units.

In April 2014, in connection with its IPO, Tarena International issued 11,500,000 Class A ordinary shares with par value of US$0.001, at a price of US$9.00 per share to investors. Net proceeds from the issuance of 11,500,000 Class A ordinary shares amounted to RMB567,360 (net of issuance costs of RMB24,801), of which RMB71 and RMB 567,289 were recorded in the Class A ordinary shares and additional paid-in capital, respectively.

Concurrently upon the completion of the Company’s IPO, the Company issued 1,500,000 Class A ordinary shares with par value of US$0.001 to New Oriental Education & Technology Group Inc., in a private placement at a price of US$9.00 per share. Proceeds from the issuance of Class A ordinary shares were RMB83,052 of which RMB9 and RMB83,043 were recorded in the Class A ordinary shares and additional paid-in capital, respectively.

As a result of automatic conversion of Series A, Series B, and Series C convertible redeemable preferred shares into Class B ordinary shares upon completion of the Company’s IPO on April 3, 2014, 25,430,831 Class B ordinary shares were issued. From January 1, 2014 to December 31, 2014, a total of 8,924,365 Class B ordinary shares were converted to Class A ordinary shares. 1,788,393 Class A ordinary shares were issued upon exercise of share options and vesting of non-vested shares. From January 1, 2015 to December 31, 2015, a total of 18,158,128 Class B ordinary shares were converted to Class A ordinary shares. 3,043,652 Class A ordinary shares were issued upon exercise of share options and vesting of non-vested shares. From January 1, 2016 to December 31, 2016, a total of 1,679,647 Class B ordinary shares were converted to Class A ordinary shares. 2,141,043 Class A ordinary shares were issued upon exercise of share options and vesting of non-vested shares.

As of December 31, 2016, 860,000,000 Class A ordinary shares and 40,000,000 Class B ordinary shares have been authorized, 48,735,228 and 47,160,248 Class A ordinary shares have been issued and outstanding, respectively, and 8,895,249 Class B ordinary shares have been issued and outstanding.

(b)	Treasury shares

On August 20, 2015, the board of directors of the Company authorized a share repurchase plan under which the Company may repurchase up to RMB133,556 of its ordinary shares over the next 12 months. The Company repurchased 926,113 ordinary shares on the open market with consideration of approximately RMB49,355 for the year ended December 31, 2015. For the year ended December 31, 2016, 648,867 ordinary shares were repurchased on the open market in the amount of RMB44,406.

(c)	Statutory reserves

Under PRC rules and regulations, Tarena International’s PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs (the “PRC Entities”) are required to appropriate 10% of their net profit, as determined in accordance with PRC accounting rules and regulations, to a statutory surplus reserve until the reserve balance reaches 50% of their registered capital. In addition, private schools (held by the PRC Entities) which require reasonable returns are required to appropriate 25% of their net profit, as determined in accordance with PRC accounting rules and regulations, to a statutory development fund, whereas in the case of private schools which do not require reasonable return, 25% of the annual increase of their net assets. The appropriation to these statutory reserves must be made before distribution of dividends to Tarena International can be made.

For the years ended December 31, 2014, 2015 and 2016, the PRC Entities made appropriations to the statutory reserves of RMB15,823, RMB36,524 and RMB40,491, respectively. As of December 31, 2014, 2015 and 2016, the accumulated balance of the statutory reserves was RMB38,228, RMB74,752 and RMB115,243, respectively.

(d)	Reclassification between additional paid-in capital and retained earnings

On August 19, 2014, the Board of Directors approved the Company to undertake a reclassification of the balances between additional paid-in capital and retained earnings of RMB526,457. The reclassification was due to the accretion of convertible redeemable preferred shares, of which RMB526,457 were charged against the balance in accumulated deficit in the absence of additional paid-in capital.

(e)	Dividend

On March 7, 2016, the Company’s board of directors approved to declare a cash dividend of US$0.15 per ordinary share to shareholders as of the close of trading on April 6, 2016. The aggregate amount of cash dividends was approximately RMB54,026, which was paid in May 2016.